CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income and Comprehensive Income [Abstract]
Tax on unrealized appreciation (depreciation) on available-for-sale securities	$ 1,204	$ 2,960	$ (352)
Tax on reclassification adjustment for realized gains	(883)	(561)	(621)
Unfunded portion of postretirement benefit obligations, tax	$ 1,008	$ 1,214	$ 43